NOTE 10 - STOCKHOLDERS' EQUITY (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 25, 2017	Jan. 15, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Nov. 02, 2007
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Common Stock, Shares Authorized				150,000,000	150,000,000
Common Stock, Voting Rights				Each share of issued and outstanding common stock shall entitle the holder thereof to fully participate in all shareholder meetings, to cast one vote on each matter with respect to which shareholders have the right to vote, and to share ratably in all dividends and other distributions declared and paid with respect to common stock, as well as in the net assets of the corporation upon liquidation or dissolution.
Stock Issued During Period, Shares, Restricted Stock Award, Gross				608,166	0
Stock Issued During Period, Shares, Share-based Compensation, Gross				10,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)				$ 12,800
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 565,569	$ 286,575
Stock Issued During Period, Shares, Other				50,000
Stock Issued During Period, Value, Other (in Dollars)				$ 366,400
Stock Issued During Period, Value, Purchase of Assets (in Dollars)				$ 50,723
Shares, Issued					3,976,410
Stock Issued During Period, Shares, Acquisitions		2,474,850
Stock Issued During Period, Value, New Issues (in Dollars)					$ 65,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				0	15,000
Common Stock, Capital Shares Reserved for Future Issuance							1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				65,000	75,000	90,000
Stock Issued for Deferred Offering Cost, Shares				16,000
Share-based Compensation (in Dollars)				$ 565,569	$ 286,575
Equity Purchase Agreement [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Value, Other (in Dollars)			$ 184,800
Equity Purchase Agreement, Maximum (in Dollars)			$ 5,000,000
Equity Purchase Agreement, Term			24 years
Common Stock Discount Rate			10.00%
Employee Stock Option [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)					$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					15,000
Restricted Stock [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			100,000
Share-based Compensation (in Dollars)				$ 62,616
Director [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross				60,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)				$ 99,000
Stock Issued During Period, Shares, Issued for Services			50,000	60,000
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 82,500	$ 99,000
Stock Issued During Period, Shares, Other				15,520
Stock Issued During Period, Value, Other (in Dollars)				$ 9,529
Stock Issued During Period, Shares, Purchase of Assets				80,000
Stock Issued During Period, Value, Purchase of Assets (in Dollars)				$ 128,000
Stock Issued During Period, Shares, New Issues					130,000
Stock Issued During Period, Value, New Issues (in Dollars)					$ 65,000
Shares Issued, Price Per Share (in Dollars per share)					$ 0.50
Stock Issued for Deferred Offering Cost, Shares			56,100
Chief Executive Officer [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other				100,000
Stock Issued During Period, Value, Other (in Dollars)				$ 182,000
Stock Issued During Period, Shares Interest Expense				100,000
Stock Issued During Period, Value, Interest Expense (in Dollars)				$ 158,000
Shares Issued, Price Per Share (in Dollars per share)					$ 0.50
Related Party [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)				$ 0.50
Stock Issued During Period, Shares, Settle Debt				1,200,000
Stock Issued During Period, Value, Settle Debt (in Dollars)				$ 600,000
Former Chief Executive Officer [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross					132,248
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)					$ 238,000
Stock Issued During Period, Shares, Other	100,000
Services 2016 [Member] | Director [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross				10,000
Services 2017 [Member] | Director [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross				10,000
Commitment Fee [Member] | Equity Purchase Agreement [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other			110,000
Non-Cash Offering Costs [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares				34,000
Non-Cash Offering Costs [Member] | Director [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares			34,000
Shares Issued for Services #1, Consultant [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				17,646
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 30,000
Shares Issued for Services #2 [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				50,000	2,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 82,500	$ 3,620
Shares Issued for Services #3 [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				10,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 12,800
To Investor and its Affiliate [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares Offering Costs				110,000
Stock Issued During Period Value Offering Costs (in Dollars)				$ 184,800
Shares Issued for Services #4 [Member] | Director [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				50,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 82,500
Shares Issued for Services #2, Consultant [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				15,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 23,400
Expenses Incurred Related to Land Excavation and Clean Up [Member] | Director [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				15,520
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 9,529
Shares Issued for Services #1 [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					6,466
Stock Issued During Period, Value, Issued for Services (in Dollars)					$ 14,955
Shares Issued for Advisory Services [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					15,846
Stock Issued During Period, Value, Issued for Services (in Dollars)					$ 30,000
Expire December 31, 2018 [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				15,000
Expire November 6, 2019 [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				30,000
Expire December 23, 2020 [Member]
NOTE 10 - STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				20,000